EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2021
EMPLOYEE BENEFITS
Schedule of total assets and liabilities of all types of employee benefits granted

	2021	2020
Plan assets - Defined contribution pension plan	4,942	39,196
Total assets	4,942	39,196
Actuarial liabilities - Defined benefit pension plan	1,083,719	1,441,592
Acturial liabilities - Post-employment health care benefit	318,181	362,944
Retirement and termination benefit liabilities	13,290	56,903
Total liabilities	1,415,190	1,861,439
Current	39	208
Non-current	1,415,151	1,861,231

Post-employment defined benefit pension plans
EMPLOYEE BENEFITS
Summary of sensitivity analysis

	1% Increase	1% Decrease
Discount rate	(17,822)	10,392

Defined benefit pension plan
EMPLOYEE BENEFITS
Schedule of current expenses of benefit plans

	2021	2020	2019
Cost of current service	74,840	69,323	54,518
Interest expense	170,897	191,326	189,544
Return on plan assets	(136,933)	(156,475)	(163,148)
Past service cost	7,093	3,967	2,302
Settlement	(847)	(11,609)	(4,712)
Interest cost on unrecoverable surplus	4,371	7,413	16,247
Net pension cost	119,421	103,945	94,751

Schedule of reconciliations of assets and liabilities of benefit plans

	2021	2020
Present value of defined benefit obligation	(5,409,065)	(5,921,285)
Fair value of plan assets	4,647,361	4,652,000
Asset ceiling restrictions on recognition of net funded assets	(322,015)	(172,307)
Net	(1,083,719)	(1,441,592)
Defined benefit obligation	(1,083,719)	(1,441,592)

Schedule of variation of plan obligations and assets

	2021	2020	2019
Variation of the plan obligations
Obligation at the begining of the year	5,921,285	4,601,965	4,391,251
Cost of service	74,840	69,323	54,518
Interest expense	170,897	191,326	189,544
Payments of the benefits	(486,310)	(434,650)	(309,817)
Past service cost	7,093	3,967	2,302
Settlement	(228,881)	(190,948)	(498,493)
Acturial remeasurements	(457,421)	467,106	546,911
Exchange Variance	407,562	1,213,196	225,749
Obligation at the end of the year	5,409,065	5,921,285	4,601,965

	2021	2020	2019
Variation of the plan assets
Fair value of the plan assets at the begining of the year	4,652,000	3,656,891	3,568,934
Return of the plan assets	136,933	156,475	163,148
Contributions from sponsors	244,123	224,979	162,650
Settlement	(228,034)	(179,339)	(493,781)
Payments of benefits	(486,310)	(434,650)	(309,817)
Remeasurement	25,498	334,675	386,767
Exchange Variance	303,151	892,969	178,990
Fair value of plan assets at the end of the year	4,647,361	4,652,000	3,656,891

Summary of actuarial gains and losses recognized in other comprehensive income

	2021	2020	2019
Remeasurements	(25,498)	(334,675)	(386,767)
Actuarial Remeasurements	(457,421)	467,106	546,911
Restriction recognized in Other Comprehensive Income	178,941	(42,317)	(94,198)
Remeasurements recognized in Other Comprehensive Income	(303,978)	90,114	65,946

Summary of historical actuarial remeasurements

	2021	2020	2019	2018	2017
Present value of defined benefit obligation	(5,409,065)	(5,921,285)	(4,601,965)	(4,391,251)	(4,314,592)
Fair value of the plan assets	4,647,361	4,652,000	3,656,891	3,568,934	3,456,613
Surplus (Deficit)	(761,704)	(1,269,285)	(945,074)	(822,317)	(857,979)
Experience adjustments on plan liabilities (Gain)	(457,421)	467,106	546,911	(370,083)	235,549
Experience adjustments on plan assets (Gain)	(25,498)	(334,675)	(386,767)	253,301	(232,214)

Summary of allocation for plan assets

	2021
	Brazilian Plans	American Plans
Fixed income	99.2%	50.4%
Variable income	—	43.0%
Others	0.8%	6.6%
Total	100.0%	100.0%

	2020
	Brazilian Plans	American Plans
Fixed income	99.1%	46.6%
Variable income	—	47.1%
Others	0.9%	6.3%
Total	100.0%	100.0%

Summary of assumptions

	2021
	Brazilian Plan	North America Plan
Average discount rate	8.82%	2.80% -2.90%
Rate of increase in compensation	Not applicable	3.00%
Mortality table	AT-2000 per sex	RP-2006 and MP-2021
Mortality table of disabled	AT-2000 per sex	RP-2006 and MP-2021
Rate of rotation	Null	Based on age and/or the service

	2020
	Brazilian Plan	North America Plan
Average discount rate	6.56%	2.25% - 2.50%
Rate of increase in compensation	Not applicable	3.00%
Mortality table	AT-2000 per sex	RP-2006 and MP-2020
Mortality table of disabled	AT-2000 per sex	RP-2006 and MP-2020
Rate of rotation	Null	Based on age and/or the service

Post-employment health care benefit
EMPLOYEE BENEFITS
Schedule of current expenses of benefit plans

	2021	2020	2019
Current service cost	3,458	4,964	3,302
Interest expense	8,239	11,311	10,656
Past service cost	(32,434)	(660)	(2,717)
Net cost pension benefit	(20,737)	15,615	11,241

Schedule of reconciliations of assets and liabilities of benefit plans

	2021	2020
Present value of obligations	(318,181)	(362,944)
Total net liabilities	(318,181)	(362,944)

Schedule of variation of plan obligations and assets

	2021	2020	2019
Change in benefit obligation
Benefit obligation at beginning of the year	362,944	298,989	272,959
Cost of service	3,458	4,964	3,302
Interest expense	8,239	11,311	10,656
Past service cost	(32,434)	(660)	(2,717)
Contributions from participants	2,032	2,349	2,088
Payment of benefits	(17,431)	(20,870)	(15,331)
Remeasurements	(36,938)	(23,533)	11,202
Exchange variations	28,311	90,394	16,830
Benefit obligation at the end of the year	318,181	362,944	298,989

	2021	2020	2019
Change in plan assets
Contributions from sponsors	24,713	19,150	13,243
Contributions from participants	2,032	2,349	2,088
Payments of benefits	(26,745)	(21,499)	(15,331)
Fair value of plan assets at end of the year	—	—	—

Summary of actuarial gains and losses recognized in other comprehensive income

	2021	2020	2019
Losses / Gains on actuarial obligation	(36,938)	(23,533)	11,202
Actuarial losses recognized in Equity	(36,938)	(23,533)	11,202

Summary of historical actuarial remeasurements

	2021	2020	2019	2018	2017
Present value of defined benefit obligation	(318,181)	(362,944)	(298,989)	(272,959)	(316,364)
Deficit	(318,181)	(362,944)	(298,989)	(272,959)	(316,364)
Experience adjustments on plan liabilities	(36,938)	(23,533)	11,202	(40,841)	(14,452)

Summary of assumptions

	2021	2020
Average discount rate	2.80% - 2.90%	2.25% - 2.50%
Health treatment - rate assumed next year	4.99% - 6.20%	6.10% - 6.50%
Health treatment - Assumed rate of decline in the cost to achieve in the years of 2028 to 2041	3.20% - 4.50%	4.00% - 4.40%

Summary of sensitivity analysis

	1% Increase	1% Decrease
Effect over total service costs and interest costs	1,710	(1,327)
Effect over benefit plan obligations	32,082	(26,573)